Quarterly Holdings Report
for

Fidelity Freedom® Blend 2050 Fund

June 30, 2021

FBF-Y50-QTLY-0821
1.9892479.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,901,696	$94,406,662
Fidelity Series Commodity Strategy Fund (a)	4,352,998	24,246,200
Fidelity Series Large Cap Growth Index Fund (a)	3,422,105	60,194,827
Fidelity Series Large Cap Stock Fund (a)	3,365,493	66,636,757
Fidelity Series Large Cap Value Index Fund (a)	8,224,576	127,069,695
Fidelity Series Small Cap Opportunities Fund (a)	1,742,493	31,748,225
Fidelity Series Value Discovery Fund (a)	2,797,310	47,050,755
TOTAL DOMESTIC EQUITY FUNDS
(Cost $349,027,050)		451,353,121

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	1,623,346	22,759,308
Fidelity Series Emerging Markets Fund (a)	1,066,615	13,012,705
Fidelity Series Emerging Markets Opportunities Fund (a)	4,353,377	116,931,708
Fidelity Series International Growth Fund (a)	2,714,730	53,100,113
Fidelity Series International Index Fund (a)	1,807,246	22,229,127
Fidelity Series International Small Cap Fund (a)	835,577	18,608,305
Fidelity Series International Value Fund (a)	4,735,605	52,896,710
Fidelity Series Overseas Fund (a)	3,888,650	53,002,303
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $277,686,749)		352,540,279

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	8,569	95,541
Fidelity Series Emerging Markets Debt Fund (a)	513,535	4,786,146
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	152,389	1,580,271
Fidelity Series Floating Rate High Income Fund (a)	103,798	960,131
Fidelity Series Government Bond Index Fund (a)	11,222	119,182
Fidelity Series High Income Fund (a)	574,892	5,513,218
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,588,208	17,438,525
Fidelity Series Investment Grade Bond Fund (a)	11,178	131,011
Fidelity Series Investment Grade Securitized Fund (a)	8,742	90,476
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,141,257	26,292,317
Fidelity Series Real Estate Income Fund (a)	286,113	3,324,635
TOTAL BOND FUNDS
(Cost $60,047,995)		60,331,453

Short-Term Funds - 0.6%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,275,059	1,275,059
Fidelity Series Short-Term Credit Fund (a)	80,808	821,009
Fidelity Series Treasury Bill Index Fund (a)	269,419	2,694,185
TOTAL SHORT-TERM FUNDS
(Cost $4,777,298)		4,790,253
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $691,539,092)		869,015,106
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,439)
NET ASSETS - 100%		$869,006,667

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,234	$100,283	$--	$--	$--	0.0%
Total	$49	$100,234	$100,283	$--	$--	$--

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$80,914,353	$11,754,863	$7,447,948	$--	$298,462	$8,886,932	$94,406,662
Fidelity Series Canada Fund	17,794,580	3,313,813	146,041	--	781	1,796,175	22,759,308
Fidelity Series Commodity Strategy Fund	20,416,512	2,504,976	1,501,068	--	150,308	2,675,472	24,246,200
Fidelity Series Corporate Bond Fund	80,602	12,761	252	570	1	2,429	95,541
Fidelity Series Emerging Markets Debt Fund	4,023,620	684,069	32,214	48,636	(135)	110,806	4,786,146
Fidelity Series Emerging Markets Debt Local Currency Fund	1,344,896	200,581	12,522	--	(167)	47,483	1,580,271
Fidelity Series Emerging Markets Fund	11,700,406	1,715,151	935,037	--	(9,399)	541,584	13,012,705
Fidelity Series Emerging Markets Opportunities Fund	105,187,298	15,384,473	8,720,535	--	(124,137)	5,204,609	116,931,708
Fidelity Series Floating Rate High Income Fund	810,590	147,105	3,121	8,843	6	5,551	960,131
Fidelity Series Government Bond Index Fund	98,867	19,040	252	280	(2)	1,529	119,182
Fidelity Series Government Money Market Fund 0.08%	1,906,155	226,005	857,101	268	--	--	1,275,059
Fidelity Series High Income Fund	4,669,173	776,040	48,172	61,781	607	115,570	5,513,218
Fidelity Series Inflation-Protected Bond Index Fund	14,695,662	2,452,800	52,891	--	71	342,883	17,438,525
Fidelity Series International Growth Fund	43,843,148	7,157,313	1,960,560	--	99,556	3,960,656	53,100,113
Fidelity Series International Index Fund	18,271,049	3,254,543	262,597	--	10,550	955,582	22,229,127
Fidelity Series International Small Cap Fund	15,675,110	2,084,146	330,165	--	(1,803)	1,181,017	18,608,305
Fidelity Series International Value Fund	43,744,401	8,682,845	720,543	--	(314)	1,190,321	52,896,710
Fidelity Series Investment Grade Bond Fund	110,871	20,433	2,278	618	(70)	2,055	131,011
Fidelity Series Investment Grade Securitized Fund	77,287	13,065	252	41	(2)	378	90,476
Fidelity Series Large Cap Growth Index Fund	51,079,832	7,152,783	4,216,097	251,242	151,118	6,027,191	60,194,827
Fidelity Series Large Cap Stock Fund	55,797,787	8,305,442	1,612,445	--	10,997	4,134,976	66,636,757
Fidelity Series Large Cap Value Index Fund	106,585,865	16,096,638	1,168,318	--	470	5,555,040	127,069,695
Fidelity Series Long-Term Treasury Bond Index Fund	20,129,746	5,291,915	534,517	136,685	(89,938)	1,495,111	26,292,317
Fidelity Series Overseas Fund	43,835,536	7,453,498	1,888,826	--	41,485	3,560,610	53,002,303
Fidelity Series Real Estate Income Fund	2,797,229	397,171	22,883	4,554	796	152,322	3,324,635
Fidelity Series Short-Term Credit Fund	940,434	163,069	281,843	3,319	(583)	(68)	821,009
Fidelity Series Small Cap Opportunities Fund	26,948,239	4,691,937	648,385	--	9,020	747,414	31,748,225
Fidelity Series Treasury Bill Index Fund	3,028,772	557,942	892,529	473	(728)	728	2,694,185
Fidelity Series Value Discovery Fund	39,382,723	6,854,491	1,415,091	--	12,223	2,216,409	47,050,755
	$735,890,743	$117,368,908	$35,714,483	$517,310	$559,173	$50,910,765	$869,015,106

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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